REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Revenues
Total revenues	Rp 143,210	$ 10,048	Rp 136,447	Rp 135,557
Total external revenues as reported in note operating segment	143,210		136,447	135,557
Indonesia
Revenues
Total revenues	136,482		130,082	130,979
Foreign countries
Revenues
Total revenues	6,728		6,365	4,578
Mobile
Revenues
Total revenues from contracts with customers	84,267		83,720	87,904
Total revenues	84,267		83,720	87,904
Adjustments and eliminations				(7)
Total external revenues as reported in note operating segment	84,267		83,720	87,897
Consumer
Revenues
Total revenues from contracts with customers	24,928		21,005	17,733
Total revenues	24,928		21,005	17,733
Adjustments and eliminations	2		(48)	(27)
Total external revenues as reported in note operating segment	24,930		20,957	17,706
Enterprise
Revenues
Total revenues from contracts with customers	19,133		17,716	18,653
Total revenues	19,133		17,716	18,653
Adjustments and eliminations	8		13	48
Total external revenues as reported in note operating segment	19,141		17,729	18,701
WIB
Revenues
Total revenues from contracts with customers	11,839		11,211	9,397
Revenues from lessor transactions	2,412		2,277	1,239
Total revenues	14,251		13,488	10,636
Adjustments and eliminations	4		13	(27)
Total external revenues as reported in note operating segment	14,255		13,501	10,609
Others.
Revenues
Total revenues from contracts with customers	631		518	631
Total revenues	631		518	631
Adjustments and eliminations	(426)		(299)	(434)
Total external revenues as reported in note operating segment	205		219	197
Total Segment
Revenues
Total revenues from contracts with customers	140,798		134,170	134,318
Revenues from lessor transactions	2,412		2,277	1,239
Total revenues	143,210		136,447	135,557
Telephone revenues | Mobile
Revenues
Total revenues from contracts with customers	14,664		19,427	27,907
Telephone revenues | Consumer
Revenues
Total revenues from contracts with customers	896		1,072	1,565
Telephone revenues | Enterprise
Revenues
Total revenues from contracts with customers	649		838	1,148
Telephone revenues | WIB
Revenues
Total revenues from contracts with customers	258		273	287
Telephone revenues | Total Segment
Revenues
Total revenues from contracts with customers	16,467		21,610	30,907
Cellular | Mobile
Revenues
Total revenues from contracts with customers	14,664		19,427	27,907
Cellular | WIB
Revenues
Total revenues from contracts with customers	73		83	112
Cellular | Total Segment
Revenues
Total revenues from contracts with customers	14,737		19,510	28,019
Fixed Lines | Consumer
Revenues
Total revenues from contracts with customers	896		1,072	1,565
Fixed Lines | Enterprise
Revenues
Total revenues from contracts with customers	649		838	1,148
Fixed Lines | WIB
Revenues
Total revenues from contracts with customers	185		190	175
Fixed Lines | Total Segment
Revenues
Total revenues from contracts with customers	1,730		2,100	2,888
Interconnection revenues | Mobile
Revenues
Total revenues from contracts with customers	368		410	580
Interconnection revenues | WIB
Revenues
Total revenues from contracts with customers	7,419		7,276	5,710
Interconnection revenues | Total Segment
Revenues
Total revenues from contracts with customers	7,787		7,686	6,290
Total data, internet and information technology service revenues | Mobile
Revenues
Total revenues from contracts with customers	69,228		63,879	59,413
Total data, internet and information technology service revenues | Consumer
Revenues
Total revenues from contracts with customers	240		55	17
Total data, internet and information technology service revenues | Enterprise
Revenues
Total revenues from contracts with customers	9,598		9,445	8,672
Total data, internet and information technology service revenues | WIB
Revenues
Total revenues from contracts with customers	2,978		2,297	1,726
Total data, internet and information technology service revenues | Others.
Revenues
Total revenues from contracts with customers	180		140	85
Total data, internet and information technology service revenues | Total Segment
Revenues
Total revenues from contracts with customers	82,224		75,816	69,913
Cellular data and internet | Mobile
Revenues
Total revenues from contracts with customers	64,500		59,502	52,858
Cellular data and internet | Total Segment
Revenues
Total revenues from contracts with customers	64,500		59,502	52,858
Internet, data communication and information technology services | Consumer
Revenues
Total revenues from contracts with customers	240		13	17
Internet, data communication and information technology services | Enterprise
Revenues
Total revenues from contracts with customers	7,976		8,066	7,715
Internet, data communication and information technology services | WIB
Revenues
Total revenues from contracts with customers	2,056		1,665	1,340
Internet, data communication and information technology services | Total Segment
Revenues
Total revenues from contracts with customers	10,272		9,744	9,072
SMS | Mobile
Revenues
Total revenues from contracts with customers	4,728		4,377	6,555
SMS | Enterprise
Revenues
Total revenues from contracts with customers	26		440	399
SMS | Total Segment
Revenues
Total revenues from contracts with customers	4,754		4,817	6,954
Others revenues | Consumer
Revenues
Total revenues from contracts with customers			42
Others revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,596		939	558
Others revenues | WIB
Revenues
Total revenues from contracts with customers	922		632	386
Others revenues | Others.
Revenues
Total revenues from contracts with customers	180		140	85
Others revenues | Total Segment
Revenues
Total revenues from contracts with customers	2,698		1,753	1,029
Network revenues | Mobile
Revenues
Total revenues from contracts with customers	4		4	4
Network revenues | Consumer
Revenues
Total revenues from contracts with customers				1
Network revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,087		766	897
Network revenues | WIB
Revenues
Total revenues from contracts with customers	789		901	943
Network revenues | Total Segment
Revenues
Total revenues from contracts with customers	1,880		1,671	1,845
Indihome revenues | Consumer
Revenues
Total revenues from contracts with customers	23,720		19,827	16,083
Indihome revenues | Enterprise
Revenues
Total revenues from contracts with customers	2,605		2,387	2,242
Indihome revenues | Total Segment
Revenues
Total revenues from contracts with customers	26,325		22,214	18,325
Total other services | Mobile
Revenues
Total revenues from contracts with customers	3
Total other services | Consumer
Revenues
Total revenues from contracts with customers	72		51	67
Total other services | Enterprise
Revenues
Total revenues from contracts with customers	5,194		4,280	5,694
Total other services | WIB
Revenues
Total revenues from contracts with customers	395		464	731
Total other services | Others.
Revenues
Total revenues from contracts with customers	451		378	546
Total other services | Total Segment
Revenues
Total revenues from contracts with customers	6,115		5,173	7,038
Sale of peripherals | Enterprise
Revenues
Total revenues from contracts with customers			0
Sale of peripherals | Others.
Revenues
Total revenues from contracts with customers			0
Sale of peripherals | Total Segment
Revenues
Total revenues from contracts with customers			0
Manage service and terminal | Enterprise
Revenues
Total revenues from contracts with customers	2,047		1,292	1,671
Manage service and terminal | WIB
Revenues
Total revenues from contracts with customers	1		1	1
Manage service and terminal | Total Segment
Revenues
Total revenues from contracts with customers	2,048		1,293	1,672
Call centre service | Enterprise
Revenues
Total revenues from contracts with customers	1,012		775	650
Call centre service | WIB
Revenues
Total revenues from contracts with customers	69		70	149
Call centre service | Total Segment
Revenues
Total revenues from contracts with customers	1,081		845	799
E-health | Enterprise
Revenues
Total revenues from contracts with customers	640		549	523
E-health | Total Segment
Revenues
Total revenues from contracts with customers	640		549	523
E-payment | Mobile
Revenues
Total revenues from contracts with customers	3
E-payment | Enterprise
Revenues
Total revenues from contracts with customers	459		475	453
E-payment | Others.
Revenues
Total revenues from contracts with customers	25		24	113
E-payment | Total Segment
Revenues
Total revenues from contracts with customers	487		499	566
Sales Of Peripherals | Enterprise
Revenues
Total revenues from contracts with customers	0			1,109
Sales Of Peripherals | Total Segment
Revenues
Total revenues from contracts with customers	0			1,109
Others services | Consumer
Revenues
Total revenues from contracts with customers	72		51	67
Others services | Enterprise
Revenues
Total revenues from contracts with customers	1,036		1,189	1,288
Others services | WIB
Revenues
Total revenues from contracts with customers	325		393	581
Others services | Others.
Revenues
Total revenues from contracts with customers	426		354	433
Others services | Total Segment
Revenues
Total revenues from contracts with customers	Rp 1,859		Rp 1,987	Rp 2,369